Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit Per Share - $ / shares	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) [Line Items]
Net loss per share attributable to ordinary shareholders, diluted (in Dollars per share)	$ 18.3		$ 7.04				$ 50.43	$ 28.76	$ 44.23	$ 28.79
MORINGA ACQUISITION CORP [Member] | Non-redeemable Class A and B Ordinary Share [Member]
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) [Line Items]
Net loss per share attributable to ordinary shareholders, diluted (in Dollars per share)		$ (0.06)		$ (0.1)	$ (0.14)	$ (0.19)			(0.34)	(0.07)
MORINGA ACQUISITION CORP [Member] | Class A Ordinary Share Subject to Possible Redemption [Member]
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) [Line Items]
Net loss per share attributable to ordinary shareholders, diluted (in Dollars per share)		$ 0.17		$ 0.19	$ 0.32	$ 0.22			$ 0.51	$ 0.07